Acquisitions and disposals - (Notes)	6 Months Ended
Jun. 30, 2019
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisitions and disposals
Acquisitions and disposals
30 June 2019
Acquisitions
There were no material acquisitions during the six months ended 30 June 2019.
Disposals
There were no material disposals during the six months ended 30 June 2019.
Disposal proceeds received in the six months to 30 June 2019 include proceeds of US$26 million arising from working capital adjustments on the sale of the Hail Creek coal mine, which completed in 2018. The remainder represents cash proceeds of US$20 million received in respect of the non-contingent royalty receivable from Yancoal Australia Limited on the sale of Coal & Allied Industries Limited, which completed in 2017. Proceeds of US$60 million were received in the six months to 30 June 2018 in respect of the same arrangement.
Disposals announced but not completed as at 30 June 2019
On 26 November 2018, we announced that we had entered into a binding agreement with China National Uranium Corporation Limited for the sale of our entire 68.62% stake in Rössing Uranium. The transaction completed on 16 July 2019 for an initial cash payment of US$6.5 million and a contingent payment of up to US$100 million. The sale included Rössing's cash on hand at the date of disposal, which will be reflected in net proceeds on the sale of subsidiaries. At 30 June 2019, Rössing's cash on hand amounted to US$130 million. A loss of approximately US$300 million will be recognised at the date of completion, including the loss that will be recycled from the currency translation reserve on sale of the business.

30 June 2018
Acquisitions
On 10 May 2018, we created a joint venture, Elysis, with Alcoa and other partners to develop and commercialise a carbon-free aluminium smelting process. We are treating this as an acquisition for accounting purposes. We have accounted for our interest in Elysis using the equity method with the initial purchase price allocation based on an independent valuation. We invested US$5 million and contributed patents and licensed intellectual property (IP) to the venture. The patents and the IP had no carrying value; however, on formation of the arrangement, they were recorded at fair value to reflect the contributions of the other parties in the joint venture. This value was US$171 million (US$141 million after tax).
Disposals
On 1 June 2018, we disposed of our entire 75% interest in the Winchester South coal development project in Queensland, Australia to Whitehaven Coal Limited for US$200 million. This comprised US$150 million cash which was received in 2018 and recognised within 'net cash generated from operating activities' within the cash flow statement and an unconditional cash payment of US$50 million due in June 2019. A gain on disposal of US$195 million was recognised within 'profit relating to interests in undeveloped projects' in the income statement. The deferred payment was received on 3 June 2019 and included within 'net cash generated from operating activities' within the cash flow statement.
Disposals announced but not completed as at 30 June 2018
On 10 January 2018, we received a binding offer from Liberty House to acquire the Dunkerque aluminium smelter in northern France for US$500 million, subject to final adjustments. The transaction completed on 14 December 2018 and we received net cash proceeds of US$385 million.
Acquisitions and disposals continued
On 26 February 2018, Rio Tinto received a binding offer from Hydro of US$345 million, subject to final adjustments, to acquire Rio Tinto's ISAL smelter in Iceland, its 53.3% share in the Aluchemie anode plant in the Netherlands and its 50% share in the Aluminium fluoride plant in Sweden. At 30 June 2019, following the withdrawal in 2018 of the offer by Hydro to acquire these assets, they no longer meet the accounting criteria to be classified as assets held for sale.
On 20 March 2018, we entered into a binding agreement with Glencore for the sale of our entire interest in the Hail Creek coal mine (82%) and the Valeria coal development project (71.2%) in Queensland, Australia, for US$1.7 billion. The sale completed on 1 August 2018.
On 27 March 2018, we entered into a binding agreement with a consortium comprising private equity manager EMR Capital (EMR) and PT Adaro Energy Tbk (Adaro), an Indonesian listed coal company, for the sale of our entire 80.0% interest in the Kestrel underground coal mine in Queensland, Australia, for US$2.25 billion. In the first half of 2018, we received non-refundable deposits of US$338 million in respect of this sale. The sale completed on 1 August 2018.
Except for ISAL, all transactions were completed in the second half of 2018. At 30 June 2018, our interests in these assets were classified as held for sale.